SHARE WARRANT OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	March 31, 2024	December 31, 2023
Exercise price ($)	5.66	5.66
Share price ($)	1.42	1.77
Volatility	59%	57%
Risk-free interest rate	3.59%	3.30%
Expected warrant life (years)	4.25	4.50
The fair value of the public Business Combination Warrants was determined using their market trading price as follows:

	March 31, 2024	December 31, 2023
Warrant price ($)	0.03	0.05
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	March 31, 2024	December 31, 2023
Warrant price ($)	0.32	0.41

Schedule of Explanation of Significant Changes in Contract Assets and Share Warrant Obligation
The Group has recognized the following contract asset and share warrant obligation:

	March 31, 2024	December 31, 2023
Contract asset	$	$
Beginning Balance	13,528,646	13,211,006
Foreign currency translation adjustment	(323,490)	317,640
Ending Balance	13,205,156	13,528,646
9 - SHARE WARRANT OBLIGATIONS (CONTINUED)
9.1 Warrants issued to a customer (continued)

	March 31, 2024	December 31, 2023
Share warrant obligation	$	$
Beginning Balance	1,897,791	2,172,269
Fair value adjustment	(625,492)	(262,569)
Foreign currency translation adjustment	(42,833)	(11,909)
Ending Balance	1,229,466	1,897,791

Schedule of Disclosure of Fair Value of Private Warrants
The fair value of the private Business Combination Warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	March 31, 2024	December 31, 2023

Exercise price ($)	11.50	11.50
Share price ($)	1.42	1.77
Volatility	53%	53%
Risk-free interest rate	4.15%	3.81%
Expected warrant life (years)	2.08	2.33
he fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	March 31, 2024	December 31, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	1.93	2.36
Volatility	59%	57%
Risk-free interest rate	3.65%	3.28%
Expected warrant life (years)	4.29	4.54

Schedule of Disclosure of Warrant Obligations
The Group has recognized the following Business Combination Warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2024	905,737	177,183	1,082,920
Fair value adjustment	(177,959)	(131,101)	(309,060)
Foreign currency translation adjustment	(20,514)	(3,670)	(24,184)
Balance at March 31, 2024	707,264	42,412	749,676

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(6,173,511)	(727,873)	(6,901,384)
Foreign currency translation adjustment	3,481	(9,825)	(6,344)
Balance at December 31, 2023	905,737	177,183	1,082,920
The Group has recognized the following warrant obligation:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	8,558,066	13,080,646
Additions	—	2,907,226
Fair value adjustment	(999,413)	(7,378,042)
Foreign currency translation adjustment	(207,634)	(51,764)
Ending balance	7,351,019	8,558,066
The expected volatility was determined by reference to historical data of comparable entities over the expected life of the warrants. The Group has recognized the following warrant obligation:

	March 31, 2024	December 31, 2023
	$	$
Beginning balance	18,043,426	24,767,843
Fair value adjustment	(4,815,280)	(6,421,117)
Foreign currency translation adjustment	(415,410)	(303,300)
Ending balance	12,812,736	18,043,426